Investments - Summary of Investments in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Results in investees transferred to assets held for sale	$ (13)
Results in equity-accounted investments	673	$ (218)	$ (177)
Beginning balance	3,052
Investments	104
Restructuring, capital decrease and others	293
Results in equity- accounted investments	686
CTA	(49)
OCI	134
Dividends	(425)
Ending balance	3,795	3,052
Other joint ventures [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	103
Investments	100
Restructuring, capital decrease and others	(5)
Results in equity- accounted investments	(81)
OCI	3
Dividends	(16)
Ending balance	104	103
Joint ventures [member] | Petrobras Oil & Gas B.V.-PO&G [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	1,428
Results in equity- accounted investments	133
Dividends	(151)
Ending balance	1,410	1,428
Joint ventures [member] | State-controlled natural gas distributors [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	330
Results in equity- accounted investments	80
CTA	(5)
Dividends	(60)
Ending balance	345	330
Joint ventures [member] | Compania Mega SA [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	36
Results in equity- accounted investments	25
CTA	(1)
Dividends	(11)
Ending balance	49	36
Joint ventures [member] | Petrochemical Joint Ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	25
Results in equity- accounted investments	9
CTA	(1)
Dividends	(4)
Ending balance	29	25
Associates [member] | Petrochemical Joint Ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	1,064
Restructuring, capital decrease and others	(55)
Results in equity- accounted investments	464
CTA	(32)
OCI	131
Dividends	(111)
Ending balance	1,461	1,064
Associates [member] | Nova Fronteira Bionergia [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Restructuring, capital decrease and others	357
Results in equity- accounted investments	43
CTA	(8)
Dividends	(61)
Ending balance	331
Associates [member] | Other Associates [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	50
Restructuring, capital decrease and others	(3)
Results in equity- accounted investments	13
CTA	(1)
Dividends	(11)
Ending balance	48	50
Associates [member] | Other investees [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	16
Investments	4
Restructuring, capital decrease and others	(1)
CTA	(1)
Ending balance	$ 18	$ 16